UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

Investors New Jersey Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Investments 96.8%
New Jersey 69.9%
Burlington County, NJ, Anticipation Notes, Series C, 3.75%, 7/13/2006	750,000	750,106
New Jersey, Economic Development Authority Revenue:
3.36%, 7/7/2006	600,000	600,000
3.63%, 10/5/2006	680,000	680,000
Series R-331, 144A, 4.0% *, 12/15/2015 (a)	550,000	550,000
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 3.94% *, 9/1/2025 (a)	765,000	765,000
New Jersey, Economic Development Authority Revenue, Morris Museum Project, 3.96% *, 2/1/2031, JPMorgan Chase Bank (b)	150,000	150,000
New Jersey, Economic Development Authority Revenue, Paddock Realty LLC Project, AMT, 4.17% *, 5/1/2031, Wells Fargo Bank NA (b)	600,000	600,000
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products, LLC Project, 4.09% *, 4/1/2026, National Bank of Canada (b)	800,000	800,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 4.02% *, 7/1/2030, Citibank NA (b)	1,100,000	1,100,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Thermal Energy Ltd., AMT, 4.0% *, 12/1/2031, Bank One NA (b)	500,000	500,000
New Jersey, Environmental Infrastructure Trust, Encap Golf Holdings LLC Project, AMT, 4.02% *, 11/1/2025, Wachovia Bank NA (b)	400,000	400,000
New Jersey, Health Care Facilities Financing Authority Revenue, Series PA-1106, 144A, 4.0% *, 8/1/2010 (a)	295,000	295,000
New Jersey, Municipal Securities Trust Certificates, Series 2006-3009, 144A, 4.67% *, 8/24/2023 (a)	510,000	510,000
New Jersey, State Transportation Trust Fund Authority:
Series PT-2494, 144A, 3.99% *, 12/15/2023 (a)	500,000	500,000
Series PA-802, 144A, 4.0% *, 12/15/2009 (a)	700,000	700,000
New Jersey, State Turnpike Authority Revenue, Series A10, 144A, 4.0% *, 1/1/2016 (a)	300,000	300,000

		9,200,106
Florida 4.9%
Dade County, FL, Industrial Development Authority Revenue, Spectrum Programs, Inc. Project, 4.05% *, 10/1/2016, Bank of America NA (b)	250,000	250,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Falcon Trace Apartments Project, Series D, AMT, 4.01% *, 10/1/2032	400,000	400,000

		650,000
Kentucky 1.5%
Shelby County, KY, Lease Revenue, Series A, 4.03% *, 9/1/2034, US Bank NA (b) 200,000 200,000
Nebraska 3.6%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series E, 4.03% *, 9/1/2034 470,000 470,000
New Mexico 1.5%
Albuquerque, NM, Airport Facilities Revenue, Series A, 4.07% *, 7/1/2020 (a)	200,000	200,000
New York 3.5%
Port Authority New York & New Jersey, Series B, 3.61%, 9/7/2006	460,000	460,000
Ohio 1.7%

Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 4.25% *, 12/1/2019, National City Bank (b)	230,000	230,000
Pennsylvania 1.5%
Pennsylvania, State Higher Educational Facilities Authority Revenue, Multi-Modal, Drexel University, Series B, 3.97% *, 5/1/2033, Allied Irish Bank PLC (b)	200,000	200,000
Puerto Rico 4.3%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 4.01% *, 12/1/2030	560,000	560,000
Rhode Island 1.5%
Rhode Island, Lehman Brothers, Inc., Series 2006-F5-D, 144A, 3.98% *, 10/2/2006	200,000	200,000
Washington 2.9%
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 4.07% *, 10/1/2041, Wells Fargo Bank NA (b)	200,000	200,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 4.15% *, 7/15/2038, Bank of America NA (b)	180,000	180,000

		380,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 12,750,106)	96.8	12,750,106
Other Assets and Liabilities, Net	3.2	415,975

Net Assets	100.0	13,166,081

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

(a)		Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	5.5
Financial Guaranty Insurance Company	4.3
Financial Security Assurance, Inc.	11.5
MBIA Corporation	8.7

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors New Jersey Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors New Jersey Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006